Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Interest income	₩ 244,796	₩ 93,078	₩ 115,686
Gain on foreign currency transactions	17,175	79,653	24,915
Gain on foreign currency translation	3,691	225,580	12,165
Gain on settlement of derivatives	27,950		8,515
Gain on valuation of derivatives	66,305	57	109,436
Others	14,326	7,960	25,422
Total	₩ 374,243	₩ 406,328	₩ 296,139